CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Cash from operations	$ 902,923		$ 966,874		$ 788,073
Income taxes paid	(45,411)		(51,245)		(29,147)
Payment for rent	(3,716)		(7,983)		(8,506)
Payment for tower and tower equipment decommissioning	(343)		(343)		(231)
Net cash generated from operating activities	853,453		907,303		750,189
Cash flow from investing activities
Purchase of property, plant and equipment	(464,897)		(378,521)		(238,145)
Payment in advance for property, plant and equipment	(111,065)		(165,154)		(159,276)
Purchase of software and licenses	(22,811)		(15,695)		(5,054)
Consideration paid on business combinations, net of cash acquired	(4,486)		(735,740)		(401,039)
Proceeds from disposal of property, plant and equipment	2,919		1,826		4,742
Insurance claims received	321		2,100		16,672
Interest income received	25,008		15,170		7,798
Deposit of short term deposits	(183,400)		(512,105)		(103,647)
Refund of short term deposits	36,162		270,831
Net cash used in investing activities	(722,249)		(1,517,288)		(877,949)
Cash flows from financing activities
Capital raised					378,000
Cost of capital raised					(28,154)
Transactions with non-controlling interest			11
Shares repurchased and canceled through buyback program	(10,037)
Bank loans and bond proceeds received (net of transaction costs)	986,604		1,263,272		1,076,063
Bank loans and bonds repaid	(689,940)		(506,504)		(653,504)
Fees on loans and derivative instruments	(19,441)		(19,911)		(20,426)
Interest paid	(299,029)		(234,567)		(168,285)
Costs paid on early loan settlement					(18,171)
Payment for the principal of lease liabilities	(72,854)		(76,629)		(63,324)
Interest paid for lease liabilities	(58,443)		(36,178)		(32,923)
Margin received on non-deliverable forwards			12,854		36,714
Initial margin deposited on non-deliverable forwards					(19,436)
Premium paid on derivative instruments			(910)
Profits received/(losses settled) on derivative instruments	839		(3,197)		37,711
Net cash (used in)/generated from financing activities	(162,301)		398,241		524,265
Net (decrease)/increase in cash and cash equivalents	(31,097)		(211,744)		396,505
Cash and cash equivalents at beginning of year	514,078	[1]	916,488		585,416
Effect of movements in exchange rates on cash	(189,158)		(190,666)		(65,433)
Cash and cash equivalents at end of year	$ 293,823		$ 514,078	[1]	$ 916,488

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.